Capital Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitment And Contingencies [Line Items]
Year 2015	$ 97,436
Year 2016 and thereafter	0
Other Commitment, Total	$ 97,436